STOCKHOLDERS EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2022
STOCKHOLDERS EQUITY (DEFICIT) AND STOCKBASED COMPENSATION
Schedule of shares of common stock
Number of Shares

Issuances of common stock in public offering	97,667
Issuances of common stock to Evergreen	9,333
Issuances of common stock for conversion of debt	14,831
Issuances of common stock for conversion of Series A Convertible Preferred Stock	50,873
Issuances of common stock for Director's fees	2,793
Issuances of common stock to employees and consultants	14,423
Total of common stock issuances during the twelve months ended December 31, 2022	189,920

Summary table of common stock share transactions:
Shares outstanding at December 31, 2021	166,667
Common stock issuances	189,920
Shares outstanding at December 31, 2022	356,587

Schedule of outstanding warrants to purchase common stock
	Warrants (Underlying Shares)	Weighted-Average Exercise Price Per Share

Outstanding December 31, 2021	6,858	$150.00
Issuance of Warrants	118,440	$151.24
Outstanding December 31, 2022	125,299	$151.17

Schedule of fair value of the warrants issued
Expected term	2.5 Years
Volatility	60.4%
Risk-free interest rate	1.6%
Dividend yield	0.0%